Provisions (Tables)	6 Months Ended
Jun. 30, 2026
Provisions.
Schedule of provisions

	As at June 30,	As at December 31,
(in EUR 000)	2026	2025
Provision for constructive obligation	995	1,206
Other provisions	27	190
Total provisions	1,022	1,396